Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 25, 2024	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the CD&A.

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On		Net income (loss) (in millions) (7)	Adjusted EBITDA (in millions) (8)
	Kelli F. Valade	John C. Miller	Kelli F. Valade	John C. Miller			Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2024	5,257,477	—	(258,465)	—	1,674,962	637,849	29	190	21,571	81,354

2023	5,363,088	—	5,033,701	—	1,626,353	1,075,392	54	145	19,945	87,859

2022	3,427,341	4,575,064	3,245,486	(3,059,884)	1,724,289	384,556	44	104	74,712	88,519

2021	—	6,400,488	—	5,982,906	1,893,720	1,793,436	78	122	78,073	88,563

2020	—	5,340,240	—	1,241,356	1,343,743	579,316	70	117	(5,116)	37,755

(1)
The dollar amounts reported are (i) for 2024 and 2023, the amounts of total compensation reported for Ms. Valade, (ii) for 2022, the amounts of total compensation reported for Ms. Valade (our current Chief Executive Officer from June 13, 2022 until December 28, 2022) and the amounts of total compensation reported for Mr. Miller (our former Chief Executive Officer until June 13, 2022), (iii) for 2021 and 2020, the amounts of total compensation reported for Mr. Miller (our Chief Executive Officer in those years) (Ms. Valade and Mr. Miller, together, the “PEOs”) in the “Total” column of the 2024 Summary Compensation Table.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to the relevant PEO during the applicable year as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the relevant PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the relevant PEO’s total compensation for the most recent fiscal year to determine the compensation actually paid (see our spring 2024 proxy statement for adjustments made in prior years):

Year	Reported Summary Compensation Table Total for PEO	Minus Reported Value of Equity Awards (a)	Plus Equity Award Adjustments (b)	Compensation Actually Paid to PEO
	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade
2024	5,257,477	3,768,506	(1,747,436)	(258,465)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the 2024 Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the most recent fiscal year are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade
2024	1,077,807	(1,348,987)	279,940	(1,756,197)	—	(1,747,436)

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s (NEOs) as a group (excluding the relevant PEO or PEOs) in the “Total” column of the Summary Compensation Table.

Denny’s 2025 Proxy Statement	50
Table of Contents
Executive Compensation

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the relevant PEO or PEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the relevant PEO or PEOs). In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the relevant PEO or PEOs) for the most recent fiscal year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	1,674,962	933,694	(103,419)	637,849

(a)	The amounts deducted or added in calculating the total average equity award adjustments for the most recent fiscal year are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2024	362,275	(275,159)	58,022	(248,557)	—	(103,419)

(5)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The TSR assumes that $100 was invested in the Company’s stock on December 25, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following public companies that operate in the restaurant industry for 2024: BJ’s Restaurants, Inc. (BJRI), Bloomin’ Brands, Inc. (BLMN), Brinker International, Inc. (EAT), Cracker Barrel Old Country Store, Inc. (CBRL), Dine Brands Global, Inc. (DIN), El Pollo Loco Holdings, Inc. (LOCO), Jack in the Box Inc. (JACK), Noodles & Company (NDLS), PotBelly Corporation (PBPB), Shake Shack, Inc. (SHAK), Texas Roadhouse, Inc. (TXRH), The Cheesecake Factory Incorporated (CAKE), and Wingstop Inc. (WING). From 2023 to 2024, Fiesta Restaurant Group, Inc. (FRGI) and Ruth’s Hospitality Group, Inc. (RUTH) were removed from the peer group because they were acquired and ceased to be publically traded. We periodically revise the peer group to more closely reflect a representative sampling of comparable companies in our industry.

(7)	The dollar amounts reported represent the amount of net income reflected in the Consolidated Financial Statements in our Form 10-K filed with the SEC on February 24, 2025.

(8)
Adjusted EBITDA is a key measure in both our annual and long-term incentive compensation programs. See the CD&A for the definition of Adjusted EBITDA and see Appendix A for a reconciliation to GAAP of Adjusted EBITDA for each of the years in the table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s (NEOs) as a group (excluding the relevant PEO or PEOs) in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following public companies that operate in the restaurant industry for 2024: BJ’s Restaurants, Inc. (BJRI), Bloomin’ Brands, Inc. (BLMN), Brinker International, Inc. (EAT), Cracker Barrel Old Country Store, Inc. (CBRL), Dine Brands Global, Inc. (DIN), El Pollo Loco Holdings, Inc. (LOCO), Jack in the Box Inc. (JACK), Noodles & Company (NDLS), PotBelly Corporation (PBPB), Shake Shack, Inc. (SHAK), Texas Roadhouse, Inc. (TXRH), The Cheesecake Factory Incorporated (CAKE), and Wingstop Inc. (WING). From 2023 to 2024, Fiesta Restaurant Group, Inc. (FRGI) and Ruth’s Hospitality Group, Inc. (RUTH) were removed from the peer group because they were acquired and ceased to be publically traded. We periodically revise the peer group to more closely reflect a representative sampling of comparable companies in our industry.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to the relevant PEO during the applicable year as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the relevant PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the relevant PEO’s total compensation for the most recent fiscal year to determine the compensation actually paid (see our spring 2024 proxy statement for adjustments made in prior years):

Year	Reported Summary Compensation Table Total for PEO	Minus Reported Value of Equity Awards (a)	Plus Equity Award Adjustments (b)	Compensation Actually Paid to PEO
	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade
2024	5,257,477	3,768,506	(1,747,436)	(258,465)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the 2024 Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the most recent fiscal year are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade	Ms. Valade
2024	1,077,807	(1,348,987)	279,940	(1,756,197)	—	(1,747,436)

Non-PEO NEO Average Total Compensation Amount	$ 1,674,962	$ 1,626,353	$ 1,724,289	$ 1,893,720	$ 1,343,743
Non-PEO NEO Average Compensation Actually Paid Amount	$ 637,849	1,075,392	384,556	1,793,436	579,316
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the relevant PEO or PEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the relevant PEO or PEOs). In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the relevant PEO or PEOs) for the most recent fiscal year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	1,674,962	933,694	(103,419)	637,849

(a)	The amounts deducted or added in calculating the total average equity award adjustments for the most recent fiscal year are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2024	362,275	(275,159)	58,022	(248,557)	—	(103,419)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

  The items listed below represent the four financial measures we use to link compensation actually paid for the year
  to company performance as further described in our Compensation Discussion and Analysis (CD&A):

Adjusted EBITDA

Domestic system-wide same-restaurant sales change

Relative TSR performance against the companies in the S&P 600 Consumer Discretionary Index

Adjusted EPS growth

Total Shareholder Return Amount	$ 29	54	44	78	70
Peer Group Total Shareholder Return Amount	190	145	104	122	117
Net Income (Loss)	$ 21,571,000,000	$ 19,945,000,000	$ 74,712,000,000	$ 78,073,000,000	$ (5,116,000,000)
Company Selected Measure Amount	81,354,000,000	87,859,000,000	88,519,000,000	88,563,000,000	37,755,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a key measure in both our annual and long-term incentive compensation programs. See the CD&A for the definition of Adjusted EBITDA and see Appendix A for a reconciliation to GAAP of Adjusted EBITDA for each of the years in the table.
Measure:: 2
Pay vs Performance Disclosure
Name	Domestic system-wide same-restaurant sales change
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR performance against the companies in the S&P 600 Consumer Discretionary Index
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS growth
Ms. Valade [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,257,477	$ 5,363,088	$ 3,427,341
PEO Actually Paid Compensation Amount	$ (258,465)	$ 5,033,701	3,245,486
PEO Name	Ms. Valade
Mr. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,575,064	$ 6,400,488	$ 5,340,240
PEO Actually Paid Compensation Amount			$ (3,059,884)	$ 5,982,906	$ 1,241,356
PEO Name	Mr. Miller
PEO | Ms. Valade [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,747,436)
PEO | Ms. Valade [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,077,807
PEO | Ms. Valade [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,348,987)
PEO | Ms. Valade [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,940
PEO | Ms. Valade [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,756,197)
PEO | Ms. Valade [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,768,506)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,419)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,275
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,159)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,022
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,557)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (933,694)